Organization, Consolidation and Presentation Of Financial Statements - Additional Information (Detail) $ in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Variable Interest Entity [Line Items]
Exchange rate used for conversion of financial statements from RMB to US dollar	6.9618	6.9618
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Net assets of VIEs	¥ 14.5	$ 2,100
Beijing Perusal
Variable Interest Entity [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities	¥ 3.2	459
Equity pledge agreement expiration period	2 years
Other Vie
Variable Interest Entity [Line Items]
Equity pledge agreement expiration period	2 years
Baidu Netcom
Variable Interest Entity [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities	¥ 13.4	$ 1,900
Equity pledge agreement expiration period	2 years